Note 13 - Investments in Non-consolidated Companies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of unconsolidated structured entities [abstract]
Disclosure of unconsolidated structured entities [text block]
	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2021	2020
At the beginning of the year	957,352	879,965
Translation differences	(11,085)	(31,977)
Equity in earnings of non-consolidated companies	512,591	108,799
Dividends and distributions declared (*)	(78,926)	(861)
Increase in equity reserves and others	3,842	1,426
At the end of the year	1,383,774	957,352

(*)	Related to Ternium and Usiminas. During 2021 and 2020 $75.9 million and $0.3 million respectively were collected.

Disclosure of detailed information about principal non-consolidated companies [text block]

		% ownership at December 31,		Book value at December 31,
Company	Country of incorporation	2021	2020	2021	2020
a) Ternium (*)	Luxembourg	11.46%	11.46%	1,210,206	830,028
b) Usiminas (**)	Brazil	3.07%	3.07%	103,106	65,144
c) Techgen	Mexico	22.00%	22.00%	29,397	19,536
d) Global Pipe Company	Saudi Arabia	35.00%	35.00%	21,523	23,421
Others	-	-	-	19,542	19,223
				1,383,774	957,352

(*)	Including treasury shares.
(**)	At December 31, 2021 and 2020 the voting rights were 5.19%.

Disclosure of detailed information about selected financial information [text block]
(all amounts in thousands of U.S. dollars)	Ternium
	2021	2020
Non-current assets	8,491,363	8,289,460
Current assets	8,606,544	4,566,775
Total assets	17,097,907	12,856,235
Non-current liabilities	1,649,105	2,559,485
Current liabilities	3,213,764	1,853,597
Total liabilities	4,862,869	4,413,082
Total equity	12,235,038	8,443,153
Non-controlling interests	1,700,019	1,157,038

Revenues	16,090,744	8,735,435
Gross profit	6,195,674	1,635,512
Net income for the year attributable to owners of the parent	3,825,068	778,468
Total comprehensive income for the year, net of tax, attributable to owners of the parent	3,818,185	666,667
(all amounts in thousands of U.S. dollars)	Usiminas
	2021	2020
Non-current assets	3,491,103	3,487,317
Current assets	3,583,814	2,276,368
Total assets	7,074,917	5,763,685
Non-current liabilities	1,575,321	1,661,605
Current liabilities	1,134,663	861,912
Total liabilities	2,709,984	2,523,517
Total equity	4,364,933	3,240,168
Non-controlling interests	467,551	379,222

Revenues	6,269,569	3,132,949
Gross profit	2,101,336	624,199
Net income for the year attributable to owners of the parent	1,687,682	106,361